Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment securities:
Cumulative other comprehensive income (loss), Investment securities, beginning balance	$ (1,099)	$ 1,813	$ 4,926
Net unrealized gains (losses) arising during the period	1,663	(2,156)	(2,081)
Amounts reclassified from accumulated other comprehensive income	(459)	(773)	(958)
Net change, Net of tax	1,204	(2,929)	(3,039)
Less: Other comprehensive income (loss) from noncontrolling interests	(66)	(17)	74
Cumulative other comprehensive income (loss), Investment securities, ending balance	171	(1,099)	1,813
Cumulative other comprehensive income (loss), Investment securities, adjusted balance		(1,099)
Derivatives and hedging activities:
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	89	620	333
Net unrealized gains (losses) arising during the period	(337)	110	965
Amounts reclassified from accumulated other comprehensive income	(338)	(641)	(678)
Net change, Net of tax	(675)	(531)	287
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	(418)	89	620
Cumulative other comprehensive income, Derivatives and hedging activities, adjusted balance		257
Defined benefit plans adjustments:
Cumulative other comprehensive loss, Defined benefit plans adjustments, beginning balance	(1,943)	(1,951)	(1,703)
Net unrealized gains (losses) arising during the period	37	(92)	(319)
Amounts reclassified from accumulated other comprehensive income	98	100	71
Net change, Net of tax	135	8	(248)
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive loss, Defined benefit plans adjustments, ending balance	(1,808)	(1,943)	(1,951)
Cumulative other comprehensive loss, Defined benefit plans adjustments, adjusted balance		(1,943)
Foreign currency translation adjustments:
Cumulative other comprehensive loss, Foreign currency translation adjustments, beginning balance	(184)	(185)	(38)
Net unrealized gains (losses) arising during the period	99	1	(149)
Amounts reclassified from accumulated other comprehensive income	0	0	(5)
Net change, Net of tax	99	1	(154)
Less: Other comprehensive income (loss) from noncontrolling interests	4	0	(7)
Cumulative other comprehensive loss, Foreign currency translation adjustments, ending balance	(89)	(184)	(185)
Cumulative other comprehensive loss, Foreign currency translation adjustments, adjusted balance		(184)
Cumulative other comprehensive income (loss), Beginning Balance	(3,137)	297	3,518
Net unrealized gains (losses) arising during the period	1,462	(2,137)	(1,584)
Amounts reclassified from accumulated other comprehensive income	(699)	(1,314)	(1,570)
Other comprehensive income (loss), net of tax	763	(3,451)	(3,154)
Less: Other comprehensive income (loss) from noncontrolling interests	(62)	(17)	67
Cumulative other comprehensive income (loss), Ending Balance	$ (2,144)	(3,137)	$ 297
Cumulative other comprehensive income (loss), Adjusted Balance		(2,969)
Accounting Standards Update 2017-12 [Member]
Investment securities:
Transition adjustment, Investment securities		0
Derivatives and hedging activities:
Transition adjustment, Derivatives and hedging activities		168
Defined benefit plans adjustments:
Transition adjustment, Defined benefit plans adjustments		0
Foreign currency translation adjustments:
Transition adjustment, Foreign currency translation adjustments		0
Transition adjustment		$ 168